EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
EARNINGS PER SHARE
40	EARNINGS PER SHARE

The calculation of basic and diluted earnings per share is based on the following data:

From continuing operations and discontinued operation

Earnings
	2021	2020	2019
	US$’000	US$’000	US$’000
Profit (loss) for the purpose of basic profit (loss) per share
Net profit (loss) attributable to the shareholders of the Group	118,925	(38,795)	(43,487)
Effect of dilutive potential ordinary share	-	-	-
Profit (loss) for the purposes of diluted profit (loss) per share	118,925	(38,795)	(43,487)

Number of shares for the purpose of calculating basic and diluted profit/(loss) per share

	2021	2020	2019
Weighted average number of ordinary shares for the purpose of basic profit/(loss) per share	19,150,787	18,966,414	19,022,665
Effect of dilutive potential ordinary shares due to FSP share awards	861,168	-	-
Weighted average number of ordinary shares for the purpose of diluted profit/(loss) per share	20,011,955	18,966,414	19,022,665

	US$	US$	US$
Basic profit (loss) per share	6.21	(2.05)	(2.29)
Diluted profit (loss) per share	5.94	(2.05)	(2.29)

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weig ht ed average number of ordinary shares for the purpose of diluted profit (loss) per share:

Number of shares	-	650,333	728,000

These shares granted under the 2018 FSP became dilutive to basic profit (loss) per share in 2021.

From continuing operations

Earnings
	2021	2020	2019
	US$’000	US$’000	US$’000
Profit (loss) for the purpose of basic profit (loss) per share
Net profit (loss) attributable to the shareholders of the Group	118,925	(38,795)	(43,487)
Adjustments to exclude loss for the year from discontinued operation	3,165	6,123	16,402
Profit (loss) from continuing operations for the purpose of basic Profit (loss) per share from continuing operations	122,090	(32,672)	(27,085)
Effect of dilutive potential ordinary share	-	-	-
Profit (loss) for the purposes of diluted profit (loss) per share from continuing operations	122,090	(32,672)	(27,085)

	US$	US$	US$
Basic profit (loss) per share	6.38	(1.72)	(1.42)
Diluted profit (loss) per share	6.10	(1.72)	(1.42)

The weighted average number of shares are the same as detailed above for basic and diluted earnings per share from continuing and discontinued operation.

From discontinued operation

	2021	2020	2019
	US$	US$	US$
Basic profit (loss) per share	(0.17)	(0.33)	(0.87)
Diluted profit (loss) per share	(0.16)	(0.33)	(0.87)